Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets
The funded status and amounts recognized in the Company’s Consolidated Financial Statements for the Defined Benefit Plan, the DB SERP, the BEP and the ODRCP are set forth in the following table:

	As of and for the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of the year	$501,507	$361,147	$396,769
Service cost (1)	31,382	31,660	25,970
Interest cost	10,582	5,694	9,657
Amendments	—	(1,106)	(133,439)
Actuarial (gain) loss	(133,282)	(1,697)	78,095
Acquisitions	—	125,854	—
Benefits paid	(47,659)	(20,045)	(15,905)
Benefit obligation at end of the year	$362,530	$501,507	$361,147

Change in plan assets:
Fair value of plan assets at beginning of year	$546,056	$449,643	$378,879
Actual return on plan assets	(91,474)	50,879	48,895
Acquisitions	—	63,468	—
Employer contribution	12,443	2,111	37,773
Benefits paid	(47,659)	(20,045)	(15,904)
Fair value of plan assets at end of year	419,366	546,056	449,643
Overfunded status	$56,836	$44,549	$88,496

Reconciliation of funding status:
Past service credit	$108,909	$120,792	$131,482
Unrecognized net loss	(99,002)	(128,402)	(161,045)
Prepaid benefit cost	46,929	52,159	118,059
Overfunded status	$56,836	$44,549	$88,496

Accumulated benefit obligation	$362,530	$501,507	$361,147

Amounts recognized in accumulated other comprehensive income (“AOCI”), net of tax:
Unrecognized past service credit	$78,295	$86,837	$94,522
Unrecognized net loss	(71,172)	(92,308)	(115,775)
Net amount	$7,123	$(5,471)	$(21,253)
(1)Includes service costs related to employees of our insurance agency business. Refer to the later discussion within the “Components of Net Periodic Benefit Cost” section within this Note for further discussion.

Defined Benefit Plan, Assumptions
The assumptions used in determining the benefit obligations at December 31, 2022 and 2021 were as follows:

	DB Plan		BEP		DB SERP		ODRCP
	As of December 31,		As of December 31,		As of December 31,		As of December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Discount rate	5.18%	2.65%	5.07%	2.32%	5.18%	2.68%	5.13%	2.32%
Rate of increase in compensation levels	4.50%	4.50%	4.50%	4.50%	—%	—%	—%	—%
Interest rate credit for determining projected cash balance	3.55%	3.50%	3.55%	3.50%	—%	—%	—%	—%

Schedule of Net Benefit Costs
The assumptions used in determining the net periodic benefit cost for the years ended December 31, 2022, 2021, and 2020 were as follows:

	DB Plan
	For the Year Ended December 31,
	2022	2021	2020
Discount rate - benefit cost	2.65%	2.26%	3.16%
Rate of compensation increase	4.50%	5.25%	5.25%
Expected rate of return on plan assets	7.00%	7.50%	7.50%
Interest rate credit for determining projected cash balance	3.50%	3.50%	3.50%

	BEP
	For the Year Ended December 31,
	2022	2021	2020
Discount rate - benefit cost	2.32%	1.77%	3.15%
Rate of compensation increase	4.50%	5.25%	5.25%
Interest rate credit for determining projected cash balance	3.50%	3.50%	3.50%

	DB SERP
	For the Year Ended December 31,
	2022	2021	2020
Discount rate - benefit cost	2.68%	1.63%	2.72%

	ODRCP
	For the Year Ended December 31,
	2022	2021	2020
Discount rate - benefit cost	2.32%	1.81%	2.86%
Rate of compensation increase	—%	—%	3.00%

Reconciliation of Interest in SBERA Common Collective
The table below presents a reconciliation of the Company’s interest in the SBERA common collective trust during the years indicated:

	For the Year Ended December 31,
	2022	2021
	(In thousands)
Balance at beginning of year	$546,056	$449,643
Net realized and unrealized gains and (losses)	(91,474)	50,878
Contributions	7,222	—
Benefits paid	(42,438)	(17,934)
Acquisition	—	63,469
Balance at end of year	$419,366	$546,056

Summary of Components of Net Pension Expense
The components of net pension expense for the plans for the periods indicated are as follows:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost:
Service cost (1)	$31,382	$31,660	$25,970
Interest cost	10,582	5,694	9,657
Expected return on plan assets	(35,486)	(33,333)	(29,610)
Past service credit	(11,882)	(11,796)	(1,931)
Recognized net actuarial loss	11,032	13,400	10,787
Settlements	12,045	—	—
Net periodic benefit cost	$17,673	$5,625	$14,873
(1)Includes service costs related to employees of our insurance agency business. Such service costs were included in net income from discontinued operations as such costs will not continue to be incurred by the Company following the sale of the insurance agency business. All other costs included in the determination of the benefit obligation for the Defined Benefit Plan and the BEP were included in net income from continuing operations as the Bank will assume the related liability upon dissolution of Eastern Insurance Group following the sale of the insurance agency business. Service costs included in net income from discontinued operations and included in the above table were $7.5 million, $7.7 million, and $6.2 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Schedule of Expected Benefit Payments
The following table summarizes estimated benefits to be paid from the Defined Benefit Plan and BEP for the plan years beginning on November 1, and the DB SERP and ODRCP for the plan years beginning January 1:

Year	(In thousands)
2023	$45,367
2024	34,286
2025	37,454
2026	38,296
2027	37,915
In aggregate for 2028-2032	202,187

Employee Stock Ownership Plan (ESOP) Disclosures
The following table presents share information held by the ESOP:

	As of December 31,
	2022	2021
	(Dollars in thousands)
Allocated shares	1,046,850	565,134
Shares committed to be released	104,464	104,464
Unallocated shares (suspense shares)	13,769,628	14,271,054
Total shares	14,920,942	14,940,652
Fair value of unallocated shares	$237,526	$287,847

Schedule of Assets Held in Rabbi Trust
Assets held in rabbi trust accounts by plan type, at fair value, were as follows:

	As of December 31,
	2022	2021
	(In thousands)
DB SERP	$17,209	$20,810
BEP	11,734	13,202
ODRCP	3,670	4,316
DC SERP	17,764	34,002
Deferred compensation plans	25,909	32,042
Total rabbi trust assets	$76,286	$104,372
The following tables present the book value, net unrealized gain or loss, and market value of assets held in rabbi trust accounts by asset type:

	As of December 31, 2022			As of December 31, 2021
	Book Value	Unrealized Gain/(Loss)	Fair Value	Book Value	Unrealized Gain	Fair Value
Asset Type	(In thousands)
Cash and cash equivalents	$5,575	$—	$5,575	$4,494	$—	$4,494
Equities (1)	60,056	3,626	63,682	67,401	24,295	91,696
Fixed income	7,799	(770)	7,029	8,126	56	8,182
Total assets	$73,430	$2,856	$76,286	$80,021	$24,351	$104,372
(1)Equities include mutual funds and other exchange-traded funds.

Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table summarizes the Company’s restricted stock award activity for the periods indicated:

	For the Years Ended December 31,
	2022		2021
Restricted Stock Awards	Number of Shares	Weighted-Average Grant Price Per Share	Number of Shares	Weighted-Average Grant Price Per Share
Non-vested restricted stock at beginning of year	683,056	$20.13	—	$—
Granted	31,559	19.17	683,056	20.13
Vested	(136,609)	20.13	—	—
Forfeited	(52,546)	20.08	—	—
Non-vested restricted stock at end of year	525,460	$20.08	683,056	$20.13
The following table summarizes the Company’s restricted stock unit activity for the periods indicated:

	For the Years Ended December 31,
	2022		2021
Restricted Stock Units	Number of Shares	Weighted-Average Grant Price Per Share	Number of Shares	Weighted-Average Grant Price Per Share
Non-vested restricted stock at beginning of year	—	$—	—	$—
Granted	978,364	21.08	—	—
Forfeited	(6,039)	21.08	—	—
Non-vested restricted stock at end of year	972,325	$21.08	—	$—

Share-Based Payment Arrangement, Performance Shares, Activity
The following table summarizes the Company’s performance stock unit activity for the periods indicated:

	For the Years Ended December 31,
	2022		2021
Performance Stock Units	Number of Shares	Weighted-Average Grant Price Per Share	Number of Shares	Weighted-Average Grant Price Per Share
Non-vested restricted stock at beginning of year	—	$—	—	$—
Granted	533,676	21.12	—	—
Non-vested restricted stock at end of year	533,676	$21.12	—	$—